Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
January 31, 2023
(Unaudited)
Principal
Amount Value
MUNICIPAL BONDS — 96.6%
Alabama — 0.5%
$ 3,660,000 City of Huntsville School Capital
Improvements Warrants
Refunding GO, Series C,
5.00%, 09/01/26 ........... $ 3,818,161
1,500,000 City of Huntsville Warrants Refunding
GO, Series A,
5.00%, 08/01/26(a) ......... 1,561,450
13,000,000 Water Works Board of the City of
Birmingham Water Utility
Improvements Revenue Bonds,
Series B,
5.00%, 01/01/45(a) ......... 13,657,431
19,037,042
Arizona — 0.7%
1,715,000 Arizona Board of Regents Advance
Refunding COP, Series A,
5.00%, 06/01/24 ........... 1,770,896
2,390,000 Arizona School Facilities Board
Advance Refunding COP, Series
A,
5.00%, 09/01/23 ........... 2,426,096
1,250,000 Arizona Water Infrastructure Finance
Authority Refunding Revenue
Bonds, Series A,
5.00%, 10/01/26 ........... 1,303,827
8,950,000 Salt River Project Agricultural
Improvement & Power District
Advance Refunding Revenue
Bonds,
5.00%, 01/01/30 ........... 10,116,406
5,000,000 Town of Gilbert Public Improvements
GO,
5.00%, 07/15/23 ........... 5,059,575
5,250,000 Town of Gilbert Public Improvements
GO,
5.00%, 07/15/25 ........... 5,601,741
26,278,541
Arkansas — 0.2%
7,250,000 State of Arkansas Public Improvements
GO,
5.00%, 10/01/26 ........... 7,564,617
California — 6.8%
5,000,000 Bay Area Toll Authority Refunding
Revenue Bonds, Series B2,
1.07%, 04/01/47(b) ......... 5,000,000
Principal
Amount Value
California (continued)
$ 14,000,000 California Infrastructure & Economic
Development Bank Water Utility
Improvements Revenue Bonds,
5.00%, 10/01/36 ........... $ 16,823,611
20,000 City of Los Angeles Department
of Airports Airport & Marina
Improvements Revenue Bonds,
5.00%, 05/15/30(a) ......... 22,753
8,230,000 City of Los Angeles Department
of Airports Airport & Marina
Improvements Revenue Bonds,
5.00%, 05/15/30 ........... 9,357,020
10,415,000 City of Los Angeles Department
of Airports Airport & Marina
Improvements Revenue Bonds,
5.00%, 05/15/31 ........... 12,006,866
585,000 City of Los Angeles Department
of Airports Airport & Marina
Improvements Revenue Bonds,
5.00%, 05/15/31(a) ......... 674,454
5,000,000 City of Los Angeles Department
of Airports Airport & Marina
Improvements Revenue Bonds,
Series D,
5.00%, 05/15/28 ........... 5,527,856
1,500,000 County of San Bernardino CA Arrow
Head Project Current Refunding
COP, Series A,
5.00%, 10/01/23 ........... 1,526,770
2,000,000 County of Santa Clara Current
Refunding GO, Series D,
5.00%, 08/01/24 ........... 2,083,000
2,000,000 County of Santa Clara Current
Refunding GO, Series D,
5.00%, 08/01/26 ........... 2,200,741
5,000,000 Los Angeles Department of Water
& Power Current Refunding
Revenue Bonds, Series B,
5.00%, 07/01/24 ........... 5,195,543
3,500,000 Sacramento Municipal Utility
District Electric Light & Power
Improvements Revenue Bonds,
Series H,
5.00%, 08/15/36 ........... 4,052,815
3,500,000 Sacramento Municipal Utility District
Refunding Revenue Bonds, Sub-
Series B,
5.00%, 08/15/49(b) ......... 3,684,682
6,850,000 San Bernardino Community College
District Advance Refunding GO,
1.61%, 08/01/27 ........... 6,108,142

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Principal
Amount Value
California (continued)
$ 3,800,000 San Diego County Water Authority
Refunding Revenue Bonds, Sub-
Series S1,
5.00%, 05/01/28 ........... $ 4,359,161
2,340,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Current
Refunding Revenue Bonds, Series
A,
5.00%, 05/01/31 ........... 2,666,869
4,380,000 State of California Advance Refunding
GO,
5.00%, 08/01/25 ........... 4,685,890
4,475,000 State of California Advance Refunding
GO,
5.00%, 11/01/25 ........... 4,821,645
4,415,000 State of California Current Refunding
GO,
5.00%, 10/01/25 ........... 4,745,685
10,000,000 State of California Current Refunding
GO,
5.00%, 10/01/37 ........... 11,744,425
3,250,000 State of California Current Refunding
GO,
5.00%, 08/01/26 ........... 3,573,892
9,500,000 State of California Current Refunding
GO,
5.00%, 04/01/27 ........... 10,619,851
15,000,000 State of California Current Refunding
GO, (AGM),
5.25%, 08/01/32 ........... 18,631,811
3,735,000 State of California GO,
5.00%, 10/01/24 ........... 3,903,953
15,000,000 State of California Public
Improvements GO,
5.00%, 09/01/23 ........... 15,233,532
15,000,000 State of California Public
Improvements GO,
5.00%, 09/01/24 ........... 15,643,637
11,250,000 State of California Public
Improvements GO,
5.00%, 09/01/25 ........... 12,064,042
8,500,000 State of California Public
Improvements GO,
5.00%, 09/01/26 ........... 9,366,884
5,000,000 State of California Public
Improvements GO,
5.00%, 09/01/31 ........... 6,125,733
3,000,000 State of California Public
Improvements GO,
5.00%, 03/01/26 ........... 3,179,262
Principal
Amount Value
California (continued)
$ 5,715,000 State of California Public
Improvements GO,
5.00%, 10/01/27 ........... $ 6,227,590
8,000,000 State of California Refunding GO,
5.00%, 10/01/25 ........... 8,379,318
7,230,000 State of California School
Improvements GO,
5.00%, 11/01/28 ........... 8,194,175
5,000,000 State of California Water Utility
Improvements GO,
5.00%, 04/01/27 ........... 5,589,395
5,000,000 State of California Water Utility
Improvements GO,
5.00%, 04/01/28 ........... 5,723,430
7,265,000 State of California Water Utility
Improvements GO,
5.00%, 04/01/29 ........... 8,503,096
6,360,000 University of California Refunding
Revenue Bonds, Series AJ,
4.60%, 05/15/31 ........... 6,414,774
10,000,000 University of California University &
College Improvements Revenue
Bonds, Series BK,
5.00%, 05/15/32 ........... 12,408,716
267,071,019
Colorado — 1.2%
2,375,000 Adams & Arapahoe Joint School
District 28J Aurora Current
Refunding GO, (State Aid
Withholding),
5.00%, 12/01/23 ........... 2,426,278
3,225,000 Adams & Arapahoe Joint School
District 28J Aurora Current
Refunding GO, (State Aid
Withholding),
5.00%, 12/01/24 ........... 3,381,282
3,000,000 Adams & Weld Counties School
District No 27J Brighton
Improvements GO, (State Aid
Withholding),
5.00%, 12/01/23 ........... 3,065,523
5,850,000 City & County of Denver Co. Airport
System Revenue Airport &
Marina Improvements Refunding
Revenue Bonds, Series A,
5.00%, 12/01/28 ........... 6,475,181
6,175,000 City & County of Denver Co. Airport
System Revenue Refunding
Revenue Bonds, Series A,
5.00%, 11/15/36 ........... 6,863,844

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Principal
Amount Value
Colorado (continued)
$ 3,300,000 City & County of Denver Co. Airport
System Revenue Refunding
Revenue Bonds, Series A2,
5.00%, 11/15/25 ........... $ 3,546,620
2,225,000 City & County of Denver Co. Airport
System Revenue Refunding
Revenue Bonds, Series C,
5.00%, 11/15/27 ........... 2,508,099
10,000,000 City & County of Denver Co. Airport
System Revenue, Series A,
5.00%, 12/01/32 ........... 10,972,842
2,060,000 Colorado Higher Education Refunding
COP, Series A,
5.00%, 11/01/24 ........... 2,150,776
2,000,000 Denver City & County School District
No 1 Refunding GO, (State Aid
Withholding),
5.00%, 12/01/24 ........... 2,098,023
4,275,000 Regional Transportation District Sales
Tax Revenue Advance Refunding
Revenue Bonds, Series A,
1.18%, 11/01/27 ........... 3,718,512
47,206,980
Connecticut — 1.5%
5,000,000 Connecticut State Health &
Educational Facilities
Authority University & College
Improvements Revenue Bonds,
Series C-1,
5.00%, 07/01/40(b) ......... 5,678,756
11,200,000 Connecticut State Health &
Educational Facilities
Authority University & College
Improvements Revenue Bonds,
Series S,
5.00%, 07/01/27 ........... 12,562,443
1,000,000 Metropolitan District Refunding Notes
GO,
5.00%, 03/01/25 ........... 1,029,111
5,860,000 Metropolitan District Refunding Notes
GO, Series C, (AGM),
5.00%, 11/01/25 ........... 6,294,407
2,350,000 State of Connecticut Clean Water
Fund - State Revolving Fund
Refunding Revenue Bonds, Series
A,
5.00%, 03/01/29 ........... 2,479,811
2,000,000 State of Connecticut Current
Refunding GO, Series D,
5.00%, 09/15/24 ........... 2,085,063
Principal
Amount Value
Connecticut (continued)
$ 1,445,000 State of Connecticut Current
Refunding GO, Series D,
5.00%, 09/15/25 ........... $ 1,545,171
1,000,000 State of Connecticut Current
Refunding GO, Series D,
5.00%, 09/15/27 ........... 1,122,001
1,000,000 State of Connecticut Current
Refunding GO, Series D,
5.00%, 09/15/28 ........... 1,143,419
5,000,000 State of Connecticut GO, Series A,
4.00%, 01/15/29 ........... 5,445,279
2,000,000 State of Connecticut Special Tax
Revenue Bonds, Series A,
5.00%, 08/01/30 ........... 2,125,731
6,775,000 State of Connecticut Special Tax
Revenue Current Refunding
Revenue Bonds, Series B,
5.00%, 07/01/30 ........... 8,060,308
2,500,000 State of Connecticut Special Tax
Revenue Highway Improvements
Revenue Bonds, Series A,
5.00%, 07/01/31 ........... 3,019,394
1,900,000 State of Connecticut Transportation
Infrastructure Refunding Revenue
Bonds,
5.00%, 09/01/24 ........... 1,980,018
5,000,000 State of Connecticut Transportation
Infrastructure Revenue Bonds,
Series A,
5.00%, 09/01/27 ........... 5,213,239
59,784,151
Delaware — 2.2%
10,000,000 Delaware State Health Facilities
Authority Current Refundin
Revenue Bonds,
5.00%, 10/01/45 ........... 10,676,574
5,000,000 Delaware Transportation Authority
Current Refunding Revenue
Bonds,
5.00%, 07/01/32 ........... 5,978,324
6,740,000 Delaware Transportation Authority
Public Improvements Revenue
Bonds,
5.00%, 07/01/26 ........... 7,379,434
6,780,000 Delaware Transportation Authority
Public Improvements Revenue
Bonds,
5.00%, 07/01/27 ........... 7,607,808

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Principal
Amount Value
Delaware (continued)
$ 2,240,000 Delaware Transportation Authority
Public Improvements Revenue
Bonds,
5.00%, 07/01/35 ........... $ 2,700,356
5,825,000 Delaware Transportation Authority
Public Improvements Revenue
Bonds,
5.00%, 07/01/26 ........... 6,377,626
10,000,000 State of Delaware Current Refunding
GO,
5.00%, 02/01/28 ........... 11,377,856
7,705,000 State of Delaware Current Refunding
GO, Series A,
5.00%, 10/01/27 ........... 8,701,185
10,800,000 State of Delaware Public Facilities GO,
5.00%, 02/01/25 ........... 11,382,002
9,650,000 State of Delaware Public Facilities GO,
5.00%, 02/01/26 ........... 10,458,164
2,885,000 State of Delaware Public
Improvements GO,
5.00%, 03/01/24 ........... 2,967,531
85,606,860
District of Columbia — 2.4%
1,000,000 District of Columbia Public
Improvements GO, Series A,
5.00%, 06/01/25 ........... 1,064,303
4,145,000 District of Columbia Public
Improvements Revenue Bonds,
Series A,
5.00%, 03/01/25 ........... 4,379,172
8,800,000 District of Columbia Public
Improvements Revenue Bonds,
Series A,
5.00%, 03/01/26 ........... 9,559,818
3,500,000 District of Columbia Public
Improvements Revenue Bonds,
Series B,
5.00%, 10/01/27 ........... 3,952,517
11,735,000 District of Columbia Refunding
Revenue Bonds, Series C,
5.00%, 10/01/23 ........... 11,939,735
5,000,000 District of Columbia Transit
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/34 ........... 6,070,249
2,750,000 District of Columbia Transit
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/35 ........... 3,304,959
Principal
Amount Value
District of Columbia (continued)
$ 4,500,000 District of Columbia Transit
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/36 ........... $ 5,297,523
10,000,000 District of Columbia Transit
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/47 ........... 11,274,352
7,185,000 District of Columbia Transit
Improvements Revenue Bonds,
Series B,
3.81%, 07/01/30 ........... 6,893,588
6,000,000 District of Columbia Transit
Improvements Revenue Bonds,
Series B,
3.86%, 07/01/31 ........... 5,732,159
10,000,000 District of Columbia Water & Sewer
Authority Revenue Bonds, Series
A,
5.00%, 10/01/52 ........... 10,583,536
5,000,000 Metropolitan Washington Airports
Authority Aviation Revenue
Airport & Marina Improvements
Revenue Bonds, Series A,
5.00%, 10/01/26 ........... 5,369,429
9,000,000 Metropolitan Washington Airports
Authority Aviation Revenue
Airport & Marina Improvements
Revenue Bonds, Series A,
5.00%, 10/01/27 ........... 9,840,591
95,261,931
Florida — 1.8%
305,000 Orange County Health Facilities
Authority  Pre-refunded Current
Refunding Revenue Bonds, Series
C,
5.00%, 11/15/52(a)(b) ....... 333,663
4,695,000 Orange County Health Facilities
Authority Current Refunding
Revenue Bonds, Series C,
5.00%, 11/15/52(b) ......... 5,077,781
3,475,000 State of Florida Current Refunding
GO, Series A,
5.00%, 06/01/24 ........... 3,600,318
5,000,000 State of Florida Current Refunding
GO, Series A,
5.00%, 07/01/24 ........... 5,186,307
5,000,000 State of Florida Current Refunding
GO, Series A,
5.00%, 06/01/27 ........... 5,603,593

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Principal
Amount Value
Florida (continued)
$ 10,000,000 State of Florida Current Refunding
GO, Series A,
5.00%, 07/01/29 ........... $ 11,752,607
1,750,000 State of Florida Current Refunding
GO, Series F,
5.00%, 06/01/28 ........... 1,910,825
2,545,000 State of Florida Department of
Transportation Turnpike System
Revenue Highway Improvements
Revenue Bonds, Series B,
5.00%, 07/01/25 ........... 2,709,451
2,670,000 State of Florida Department of
Transportation Turnpike System
Revenue Highway Improvements
Revenue Bonds, Series B,
5.00%, 07/01/26 ........... 2,917,770
2,805,000 State of Florida Department of
Transportation Turnpike System
Revenue Highway Improvements
Revenue Bonds, Series B,
5.00%, 07/01/27 ........... 3,137,423
2,945,000 State of Florida Department of
Transportation Turnpike System
Revenue Highway Improvements
Revenue Bonds, Series B,
5.00%, 07/01/28 ........... 3,367,621
3,885,000 State of Florida Lottery Revenue
Current Refunding Revenue
Bonds, Series A,
5.00%, 07/01/23 ........... 3,924,343
4,080,000 State of Florida Lottery Revenue
Current Refunding Revenue
Bonds, Series A,
5.00%, 07/01/24 ........... 4,230,868
4,720,000 State of Florida Lottery Revenue
Current Refunding Revenue
Bonds, Series A,
5.00%, 07/01/27 ........... 5,273,042
4,960,000 State of Florida Lottery Revenue
Current Refunding Revenue
Bonds, Series A,
5.00%, 07/01/28 ........... 5,666,335
5,205,000 State of Florida Lottery Revenue
Current Refunding Revenue
Bonds, Series A,
5.00%, 07/01/29 ........... 6,069,601
70,761,548
Principal
Amount Value
Georgia — 4.1%
$ 1,950,000 Brookhaven Development Authority
Revenue Bonds, Series A,
5.00%, 07/01/23 ........... $ 1,969,181
15,000,000 Brookhaven Development Authority
Revenue Bonds, Series A,
4.00%, 07/01/49 ........... 14,870,847
9,280,000 City of Atlanta GA Airport Passenger
Facility Charge Airport & Marina
Improvements Revenue Bonds,
Sub-Series D,
5.00%, 07/01/34 ........... 10,595,067
12,890,000 City of Atlanta GA Airport Passenger
Facility Charge Airport & Marina
Improvements Revenue Bonds,
Sub-Series D,
5.00%, 07/01/35 ........... 14,492,410
2,000,000 City of Atlanta GA Department of
Aviation Current Refunding
Revenue Bonds, Series A,
5.00%, 07/01/24 ........... 2,073,671
5,000,000 City of Atlanta GA Department of
Aviation Current Refunding
Revenue Bonds, Series A,
5.00%, 07/01/25 ........... 5,319,442
4,225,000 City of Atlanta GA Department of
Aviation Current Refunding
Revenue Bonds, Series A,
5.00%, 07/01/26 ........... 4,611,240
11,445,000 City of Atlanta GA Department of
Aviation Current Refunding
Revenue Bonds, Series A,
5.00%, 07/01/27 ........... 12,791,124
5,000,000 City of Atlanta GA Department of
Aviation Current Refunding
Revenue Bonds, Series A,
5.00%, 07/01/28 ........... 5,703,806
2,000,000 City of Atlanta GA Department of
Aviation Current Refunding
Revenue Bonds, Series B,
5.00%, 07/01/25 ........... 2,099,836
2,000,000 City of Atlanta GA Department of
Aviation Current Refunding
Revenue Bonds, Series B,
5.00%, 07/01/26 ........... 2,137,895
3,000,000 City of Atlanta GA Department of
Aviation Current Refunding
Revenue Bonds, Series B,
5.00%, 07/01/27 ........... 3,265,739

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Principal
Amount Value
Georgia (continued)
$ 3,000,000 City of Atlanta GA Department of
Aviation Current Refunding
Revenue Bonds, Series B,
5.00%, 07/01/28 ........... $ 3,322,128
8,000,000 City of Columbus Public Facilities
GO,
5.00%, 01/01/24 ........... 8,192,391
10,065,000 City of Columbus Public Facilities
GO,
5.00%, 01/01/25 ........... 10,579,812
5,060,000 City of Columbus Public Facilities
GO,
5.00%, 01/01/26 ........... 5,463,289
1,100,000 Georgia Ports Authority Airport &
Marina Improvements Revenue
Bonds,
5.00%, 07/01/23 ........... 1,111,780
1,500,000 Georgia Ports Authority Airport &
Marina Improvements Revenue
Bonds,
5.00%, 07/01/25 ........... 1,597,655
1,500,000 Georgia Ports Authority Airport &
Marina Improvements Revenue
Bonds,
5.00%, 07/01/27 ........... 1,679,780
1,050,000 Georgia Ports Authority Airport &
Marina Improvements Revenue
Bonds,
5.00%, 07/01/28 ........... 1,200,680
1,425,000 Georgia Ports Authority Airport &
Marina Improvements Revenue
Bonds,
5.00%, 07/01/29 ........... 1,663,562
2,250,000 Georgia Ports Authority Airport &
Marina Improvements Revenue
Bonds,
5.00%, 07/01/30 ........... 2,678,549
4,255,000 Georgia Ports Authority Airport &
Marina Improvements Revenue
Bonds,
5.00%, 07/01/31 ........... 5,160,784
2,000,000 Georgia Ports Authority Airport &
Marina Improvements Revenue
Bonds,
5.00%, 07/01/38 ........... 2,342,648
1,975,000 Lowndes County Board of Education
School Improvements GO, (State
Aid Withholding),
5.00%, 02/01/23 ........... 1,975,000
Principal
Amount Value
Georgia (continued)
$ 1,555,000 South Regional Joint Development
Authority Advance Refunding
Revenue Bonds, Series B,
5.00%, 08/01/26 ........... $ 1,677,727
3,265,000 State of Georgia Advance Refunding
GO, Series C-1,
5.00%, 01/01/24 ........... 3,343,520
1,950,000 State of Georgia Public Improvements
GO, Series A-2,
5.00%, 02/01/25 ........... 2,002,854
5,000,000 State of Georgia School Improvements
GO, Series A, Group 1,
5.00%, 07/01/32 ........... 6,090,305
5,610,000 State of Georgia School Improvements
GO, Series A, Group 2,
5.00%, 08/01/31 ........... 6,722,469
2,230,000 State of Georgia School Improvements
GO, Series A-1,
5.00%, 02/01/25 ........... 2,349,725
10,000,000 State of Georgia University and
College Improvements GO, Series
A-1,
5.00%, 02/01/24 ........... 10,262,739
159,347,655
Hawaii — 3.8%
7,775,000 City & County of Honolulu GO,
Series E,
5.00%, 03/01/30 ........... 9,189,549
10,000,000 City & County of Honolulu HI
Refunding GO, Series A,
5.00%, 09/01/25 ........... 10,700,141
4,940,000 City & County of Honolulu HI
Transit Improvements GO, Series
E,
5.00%, 09/01/29(b) ......... 4,981,169
3,000,000 City & County of Honolulu Public
Improvements Refunding GO,
Series D,
5.00%, 08/01/23 ........... 3,038,869
10,000,000 City & County of Honolulu Transit
Improvements GO, Series E,
5.00%, 03/01/29 ........... 11,590,671
11,500,000 State of Hawaii Airports System
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/31 ........... 12,926,589

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Principal
Amount Value
Hawaii (continued)
$ 11,965,000 State of Hawaii Airports System
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/32 ........... $ 13,424,437
2,500,000 State of Hawaii Airports System
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/35 ........... 2,685,667
2,000,000 State of Hawaii Airports System
Revenue Current Refunding
Revenue Bonds, Series E,
1.71%, 07/01/26 ........... 1,826,315
2,250,000 State of Hawaii Airports System
Revenue Current Refunding
Revenue Bonds, Series E,
1.81%, 07/01/27 ........... 2,006,367
10,000,000 State of Hawaii Airports System
Revenue Refunding Revenue
Bonds, Series D,
5.00%, 07/01/33 ........... 11,755,821
4,165,000 State of Hawaii Harbor System
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/27 ........... 4,526,724
7,330,000 State of Hawaii Harbor System
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/28 ........... 8,101,569
3,915,000 State of Hawaii Harbor System
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/29 ........... 4,393,451
3,750,000 State of Hawaii Harbor System
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/30 ........... 4,268,849
10,420,000 State of Hawaii Harbor System
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
4.00%, 07/01/31 ........... 11,057,271
3,000,000 State of Hawaii Public Facilities GO,
Series GK,
4.93%, 10/01/28 ........... 3,135,197
Principal
Amount Value
Hawaii (continued)
$ 9,000,000 State of Hawaii Public Facilities GO,
Series GK,
5.06%, 10/01/29 ........... $ 9,478,804
5,000,000 State of Hawaii Public Facilities GO,
Series GK,
5.13%, 10/01/30 ........... 5,280,112
4,360,000 State of Hawaii Public Facilities GO,
Series GK,
5.15%, 10/01/31 ........... 4,616,353
2,000,000 State of Hawaii Public Facilities GO,
Series GK,
5.20%, 10/01/32 ........... 2,125,543
5,420,000 State of Hawaii Public Improvements
GO, Series EH,
5.00%, 08/01/33(a) ......... 5,488,875
2,515,000 State of Hawaii Public Improvements
GO, Series FK,
5.00%, 05/01/29 ........... 2,799,889
149,398,232
Illinois — 0.1%
3,250,000 Metropolitan Water Reclamation
District of Greater Chicago
Current Refunding GO, Series A,
5.00%, 12/01/24 ........... 3,400,924
Indiana — 0.4%
7,025,000 Indiana Finance Authority Health Care
Facilities Revenue Bonds,
0.70%, 12/01/46(b) ......... 6,629,589
1,000,000 Purdue University Current Refunding
Revenue Bonds, Series A,
5.00%, 07/01/25 ........... 1,064,131
1,135,000 Purdue University Current Refunding
Revenue Bonds, Series A,
5.00%, 07/01/28 ........... 1,301,626
1,250,000 Purdue University Current Refunding
Revenue Bonds, Series A,
5.00%, 07/01/29 ........... 1,463,344
2,125,000 Purdue University Current Refunding
Revenue Bonds, Series A,
5.00%, 07/01/30 ........... 2,532,945
1,250,000 Purdue University Current Refunding
Revenue Bonds, Series A,
5.00%, 07/01/31 ........... 1,516,094
14,507,729
Iowa — 0.4%
1,130,000 Iowa Finance Authority Green Purpose
Revenue Bonds, Series A,
5.00%, 08/01/24 ........... 1,175,025

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Principal
Amount Value
Iowa (continued)
$ 2,250,000 Iowa Finance Authority Green Purpose
Revenue Bonds, Series A,
5.00%, 08/01/25 ........... $ 2,400,901
2,075,000 Iowa Finance Authority Green Purpose
Revenue Bonds, Series A,
5.00%, 08/01/26 ........... 2,272,962
1,960,000 Iowa Finance Authority Green Purpose
Revenue Bonds, Series A,
5.00%, 08/01/27 ........... 2,199,266
1,375,000 Iowa Finance Authority Green Purpose
Revenue Bonds, Series A,
5.00%, 08/01/28 ........... 1,576,695
3,185,000 Iowa Finance Authority Green Purpose
Revenue Bonds, Series A,
5.00%, 08/01/31 ........... 3,857,694
3,000,000 State of Iowa Advance Refunding
Revenue Bonds, Series A,
5.00%, 06/01/28 ........... 3,255,537
16,738,080
Maryland — 8.2%
5,735,000 County of Anne Arundel School
Improvements GO,
5.00%, 04/01/27 ........... 6,087,072
2,810,000 County of Anne Arundel School
Improvements GO,
5.00%, 04/01/28 ........... 2,982,434
1,200,000 County of Baltimore 78th Issue
Refunding GO,
5.00%, 02/01/29 ........... 1,300,956
3,835,000 County of Baltimore 81st Issue
Refunding GO,
5.00%, 03/01/23 ........... 3,842,876
8,765,000 County of Baltimore Public
Improvements COP,
5.00%, 03/01/25 ........... 9,227,198
9,205,000 County of Baltimore Public
Improvements COP,
5.00%, 03/01/26 ........... 9,953,949
9,665,000 County of Baltimore Public
Improvements COP,
5.00%, 03/01/27 ........... 10,702,127
6,600,000 County of Baltimore Public
Improvements COP,
5.00%, 03/01/28 ........... 7,469,002
8,130,000 County of Baltimore Refunding GO,
5.00%, 03/01/27 ........... 9,052,822
2,730,000 County of Baltimore Refunding GO,
5.00%, 03/01/23 ........... 2,735,607
Principal
Amount Value
Maryland (continued)
$ 1,160,000 County of Frederick Crossover
Refunding GO, Series A,
5.00%, 02/01/25 ........... $ 1,221,812
4,500,000 County of Montgomery Advance
Refunding GO, Series B,
5.00%, 06/01/23 ........... 4,539,003
2,000,000 County of Montgomery Public
Improvements GO, Series A,
5.00%, 12/01/27 ........... 2,104,511
3,500,000 County of Montgomery Refunding
GO, Series A,
5.00%, 11/01/23 ........... 3,568,740
3,185,000 County of Prince George's Public
School Improvement GO, Series
A,
5.00%, 09/15/25 ........... 3,415,046
3,110,000 County of Prince George's Public
School Improvements GO, Series
A,
5.00%, 07/01/24 ........... 3,226,766
10,000,000 County of Prince George's School
Improvements GO, Series A,
5.00%, 07/01/30 ........... 11,972,695
18,500,000 County of Prince George's School
Improvements GO, Series A,
5.00%, 07/01/31 ........... 22,581,096
8,000,000 State of Maryland Advance Refunding
GO, Series B,
5.00%, 08/01/25 ........... 8,548,620
6,000,000 State of Maryland Department
of Transportation Transit
Improvements Revenue Bonds,
5.00%, 02/01/25 ........... 6,000,000
10,000,000 State of Maryland Department
of Transportation Transit
Improvements Revenue Bonds,
5.00%, 11/01/26 ........... 10,494,831
15,000,000 State of Maryland Public Facilities
GO, Series A,
5.00%, 03/15/23 ........... 15,046,670
10,000,000 State of Maryland Public Facilities
GO, Series A,
5.00%, 03/01/30 ........... 11,891,489
8,035,000 State of Maryland Public
Improvements GO, Series A,
5.00%, 08/01/24(a) ......... 8,139,105
5,000,000 State of Maryland Refunding GO,
Series 2-C,
5.00%, 08/01/23 ........... 5,065,529

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Principal
Amount Value
Maryland (continued)
$ 5,000,000 State of Maryland School
Improvements GO, 1st Series,
5.00%, 06/01/23 ........... $ 5,043,337
11,000,000 State of Maryland School
Improvements GO, Series A,
5.00%, 06/01/27 ........... 12,323,057
22,900,000 State of Maryland School
Improvements GO, Series A,
5.00%, 06/01/28 ........... 26,250,781
14,675,000 State of Maryland School
Improvements GO, Series A,
5.00%, 06/01/29 ........... 17,188,579
15,000,000 State of Maryland School
Improvements GO, Series A,
5.00%, 06/01/30 ........... 17,928,522
4,855,000 State of Maryland School
Improvements GO, Series A,
5.00%, 03/15/31 ........... 5,772,057
15,000,000 State of Maryland School
Improvements GO, Series A,
5.00%, 06/01/31 ........... 18,268,395
8,400,000 State of Maryland School
Improvements GO, Series A,
5.00%, 06/01/32 ........... 10,390,647
19,225,000 State of Maryland School
Improvements GO, Series A,
5.00%, 06/01/36 ........... 22,861,401
1,675,000 University System of Maryland
Current Refunding Revenue
Bonds, Series A,
5.00%, 04/01/24 ........... 1,725,506
5,000,000 Washington Suburban Sanitary
Commission Water & Sewer
System Improvements GO, 2nd
Series, (County GTY),
5.00%, 06/01/25 ........... 5,317,988
324,240,226
Massachusetts — 6.2%
3,900,000 City of Boston Public Improvements
GO, Series A,
5.00%, 03/01/38 ........... 4,389,022
3,670,000 City of Cambridge School
Improvements GO,
5.00%, 02/15/25 ........... 3,872,677
13,025,000 Commonwealth of Massachusetts
Advance Refunding GO, Series B,
5.00%, 07/01/31 ........... 14,225,549
Principal
Amount Value
Massachusetts (continued)
$ 9,330,000 Commonwealth of Massachusetts
Advance Refunding GO, Series
C,
5.00%, 10/01/26 ........... $ 10,278,972
7,750,000 Commonwealth of Massachusetts
Cash Flow Management Revenue
Bonds, Series A,
3.68%, 01/15/27 ........... 7,579,551
10,000,000 Commonwealth of Massachusetts
Current Refunding GO, Series A,
5.00%, 10/01/29 ........... 11,785,597
10,000,000 Commonwealth of Massachusetts
Current Refunding GO, Series A,
5.00%, 10/01/30 ........... 12,017,387
10,000,000 Commonwealth of Massachusetts
Current Refunding GO, Series A,
5.00%, 10/01/31 ........... 12,243,072
15,000,000 Commonwealth of Massachusetts
Current Refunding GO, Series A,
5.00%, 09/01/27 ........... 16,898,781
10,000,000 Commonwealth of Massachusetts
Public Improvements GO, Series
C,
5.00%, 10/01/32 ........... 12,442,611
2,000,000 Commonwealth of Massachusetts
Public Improvements GO, Series
C,
5.00%, 07/01/32 ........... 2,128,363
11,000,000 Commonwealth of Massachusetts
Transit Improvements GO, Series
A,
5.00%, 02/01/32 ........... 13,546,404
7,700,000 Commonwealth of Massachusetts
Transit Improvements GO, Series
A,
5.00%, 02/01/30 ........... 9,129,855
7,380,000 Commonwealth of Massachusetts
Transit Improvements GO, Series
A,
5.00%, 02/01/31 ........... 8,927,572
5,000,000 Commonwealth of Massachusetts
Transportation Fund Advance
Refunding Revenue Bonds, Series
A,
5.00%, 06/01/27 ........... 5,457,109
1,000,000 Massachusetts Bay Transportation
Authority Sales Tax Revenue
Advance Refunding Revenue
Bonds, Senior Series B,
5.00%, 07/01/33 ........... 1,064,963

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Principal
Amount Value
Massachusetts (continued)
$ 7,280,000 Massachusetts Clean Water Trust
Advance Green Revenue Bonds,
Series 2020,
5.00%, 02/01/36 ........... $ 7,618,845
8,000,000 Massachusetts Clean Water Trust
Advance Green Revenue Bonds,
Sub Series 2017A,
5.00%, 02/01/33 ........... 8,000,000
1,000,000 Massachusetts Clean Water Trust
Green Revenue Bonds,
5.00%, 02/01/28 ........... 1,138,295
1,750,000 Massachusetts Clean Water Trust
Green Revenue Bonds,
5.00%, 02/01/29 ........... 2,037,833
2,000,000 Massachusetts Clean Water Trust
Green Revenue Bonds,
5.00%, 02/01/30 ........... 2,374,250
1,970,000 Massachusetts Clean Water Trust
Green Revenue Bonds,
5.00%, 02/01/31 ........... 2,387,942
1,000,000 Massachusetts Clean Water Trust
Green Revenue Bonds,
5.00%, 02/01/32 ........... 1,231,491
3,500,000 Massachusetts Clean Water Trust
Green Revenue Bonds,
5.00%, 02/01/33 ........... 4,373,070
1,000,000 Massachusetts Clean Water Trust
Green Revenue Bonds,
5.00%, 02/01/41 ........... 1,152,637
1,750,000 Massachusetts Clean Water Trust
Green Revenue Bonds,
5.00%, 02/01/42 ........... 2,007,225
2,400,000 Massachusetts Clean Water Trust
Green Revenue Bonds,
5.00%, 02/01/43 ........... 2,746,823
5,035,000 Massachusetts Clean Water Trust
Water Utility Improvement
Revenue Bonds, Series 23B,
5.00%, 02/01/32 ........... 6,081,837
1,000,000 Massachusetts Clean Water Trust
Water Utility Improvements
Revenue Bonds,
5.00%, 02/01/40 ........... 1,158,663
2,000,000 Massachusetts Clean Water Trust
Water Utility Improvements
Revenue Bonds,
5.00%, 02/01/41 ........... 2,305,273
4,900,000 Massachusetts Clean Water Trust
Water Utility Improvements
Revenue Bonds,
5.00%, 02/01/42 ........... 5,620,230
Principal
Amount Value
Massachusetts (continued)
$ 4,000,000 Massachusetts Clean Water Trust
Water Utility Improvements
Revenue Bonds,
5.00%, 02/01/43 ........... $ 4,578,038
10,000,000 Massachusetts Development Finance
Agency Advance Refunding
Revenue Bonds, Series A,
5.00%, 10/15/27 ........... 11,308,173
5,000,000 Massachusetts Development Finance
Agency Advance Refunding
Revenue Bonds, Series A,
5.00%, 07/15/33 ........... 5,446,604
4,050,000 Massachusetts Development Finance
Agency Current Refunding
Revenue Bonds, Series A,
5.00%, 10/15/26 ........... 4,469,282
13,800,000 Massachusetts Development Finance
Agency University & College
Improvements Revenue Bonds,
5.00%, 11/15/32 ........... 17,326,602
5,000,000 Massachusetts Port Authority Airport
& Marina Improvements
Revenue Bonds, Series A,
5.00%, 07/01/33 ........... 5,726,307
245,076,905
Michigan — 0.4%
1,000,000 Michigan State University Refunding
Revenue Bonds, Series A,
5.00%, 08/15/31 ........... 1,063,870
3,500,000 State of Michigan Trunk Line Revenue
Highway Improvements Revenue
Bonds,
5.00%, 11/15/31 ........... 4,303,718
5,000,000 University of Michigan Current
Refunding Revenue Bonds, Series
D,
5.00%, 04/01/30 ........... 5,933,941
3,000,000 University of Michigan University &
College Improvements Revenue
Bonds, Series A,
5.00%, 04/01/26 ........... 3,261,112
14,562,641
Minnesota — 1.8%
1,515,000 Cambridge-Isanti Independent School
District No 911 School Building
Refunding GO, Series D, (School
District Credit Program),
5.00%, 02/01/24 ........... 1,553,140

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Principal
Amount Value
Minnesota (continued)
$ 2,000,000 City of Rochester Advance Refunding
GO, Series B,
5.00%, 12/01/24 ........... $ 2,097,287
1,815,000 Minnesota Public Facilities Authority
Advance Refunding Revenue
Bonds, Series B,
5.00%, 03/01/27 ........... 1,967,752
2,535,000 Robbinsdale Independent School
District No 281 Current
Refunding GO, Series A, (School
District Credit Program),
5.00%, 02/01/23 ........... 2,535,000
2,805,000 Robbinsdale Independent School
District No 281 Current
Refunding GO, Series A, (School
District Credit Program),
5.00%, 02/01/24 ........... 2,875,616
2,200,000 Sartell-St Stephen Independent School
District No 748 GO, Series A,
(School District Credit Program),
5.00%, 02/01/25 ........... 2,317,231
7,500,000 State of Minnesota Highway
Improvements GO, Series B,
5.00%, 08/01/25 ........... 8,012,442
2,870,000 State of Minnesota Highway
Improvements GO, Series B,
5.00%, 10/01/23 ........... 2,920,072
2,910,000 State of Minnesota Public
Improvements COP,
5.00%, 06/01/26 ........... 3,006,007
10,000,000 State of Minnesota School
Improvements GO, Series A,
5.00%, 09/01/25 ........... 10,707,951
3,640,000 State of Minnesota School
Improvements GO, Series A,
5.00%, 08/01/29 ........... 4,266,041
7,570,000 State of Minnesota School
Improvements GO, Series A,
5.00%, 08/01/29 ........... 8,871,960
10,000,000 State of Minnesota School
Improvements GO, Series A,
5.00%, 09/01/29 ........... 11,739,154
7,360,000 State of Minnesota School
Improvements GO, Series A,
Group 2,
5.00%, 08/01/38 ........... 8,677,664
Principal
Amount Value
Minnesota (continued)
$ 1,000,000 Waconia Independent School District
No 110 Refunding GO, Series A,
(School District Credit Program),
5.00%, 02/01/24 ........... $ 1,025,175
72,572,492
Mississippi — 0.3%
2,310,000 Mississippi Development Bank
Harrison County Highway
Refunding Revenue Bonds, Series
A,
5.00%, 01/01/25 ........... 2,417,514
10,000,000 State of Mississippi Public
Improvements GO, Series B,
5.00%, 12/01/31(a) ......... 10,215,910
12,633,424
Nebraska — 0.3%
2,345,000 Metropolitan Utilities District of
Omaha Water System Revenue
Water Utility Improvements
Revenue Bonds,
5.00%, 12/01/27 ........... 2,648,357
2,715,000 Metropolitan Utilities District of
Omaha Water System Revenue
Water Utility Improvements
Revenue Bonds,
5.00%, 12/01/30 ........... 3,258,344
2,850,000 Metropolitan Utilities District of
Omaha Water System Revenue
Water Utility Improvements
Revenue Bonds,
5.00%, 12/01/31 ........... 3,481,563
2,995,000 Metropolitan Utilities District of
Omaha Water System Revenue
Water Utility Improvements
Revenue Bonds,
5.00%, 12/01/32 ........... 3,711,945
13,100,209
New Jersey — 4.6%
1,000,000 Monmouth County Improvement
Authority Cash Flow
Management Revenue Bonds,
Series B, (County GTY),
5.00%, 12/01/23 ........... 1,022,175
1,000,000 Monmouth County Improvement
Authority Cash Flow
Management Revenue Bonds,
Series B, (County GTY),
5.00%, 12/01/24 ........... 1,049,748

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Principal
Amount Value
New Jersey (continued)
$ 1,650,000 New Jersey Economic Development
Authority Revenue Bonds, Series
A,
5.00%, 11/01/24 ........... $ 1,715,505
1,000,000 New Jersey Economic Development
Authority Revenue Bonds, Series
A,
5.00%, 11/01/25 ........... 1,061,475
1,100,000 New Jersey Economic Development
Authority Revenue Bonds, Series
A,
5.00%, 11/01/26 ........... 1,192,863
1,300,000 New Jersey Economic Development
Authority Revenue Bonds, Series
A,
5.00%, 11/01/27 ........... 1,438,108
1,600,000 New Jersey Economic Development
Authority Revenue Bonds, Series
A,
5.00%, 11/01/28 ........... 1,798,453
10,000,000 New Jersey Educational Facilities
Authority University & College
Improvements Revenue Bonds,
Series A,
5.00%, 03/01/27 ........... 11,147,533
10,000,000 New Jersey Educational Facilities
Authority University & College
Improvements Revenue Bonds,
Series A,
5.00%, 03/01/32 ........... 12,349,628
1,500,000 New Jersey Health Care Facilities
Financing Authority Revenue
Bonds,
5.00%, 07/01/23 ........... 1,513,199
12,500,000 New Jersey Health Care Facilities
Financing Authority Revenue
Bonds,
5.00%, 07/01/24 ........... 12,942,730
7,500,000 New Jersey Health Care Facilities
Financing Authority Revenue
Bonds,
5.00%, 07/01/25 ........... 7,966,426
1,000,000 New Jersey Health Care Facilities
Financing Authority RWJ
Barnabas Health System
Obligated Group Refunding
Revenue Bonds, Series A,
5.00%, 07/01/23 ........... 1,010,252
4,455,000 New Jersey Infrastructure Bank Green
Purpose Revenue Bonds,
5.00%, 09/01/26 ........... 4,898,009
Principal
Amount Value
New Jersey (continued)
$ 10,000,000 New Jersey Infrastructure Bank Green
Purpose Revenue Bonds, Series
A-2,
5.00%, 09/01/47 ........... $ 11,319,695
10,300,000 New Jersey Transportation Trust Fund
Authority Current Refunding
Revenue Bonds, Series A,
5.00%, 06/15/23 ........... 10,384,564
3,210,000 New Jersey Transportation Trust
Fund Authority Highway
Improvements Revenue Bonds,
Series BB,
5.00%, 06/15/31 ........... 3,730,426
7,250,000 New Jersey Transportation Trust
Fund Authority Highway
Improvements Revenue Bonds,
Series BB,
5.00%, 06/15/32 ........... 8,432,464
5,000,000 New Jersey Transportation Trust
Fund Authority Highway
Improvements Revenue Bonds,
Series BB,
5.00%, 06/15/33 ........... 5,761,805
1,000,000 New Jersey Turnpike Authority
Advance Refunding Revenue
Bonds, Series B,
5.00%, 01/01/27 ........... 1,102,223
9,000,000 New Jersey Turnpike Authority
Advance Refunding Revenue
Bonds, Series B,
1.28%, 01/01/27 ........... 8,050,664
5,500,000 New Jersey Turnpike Authority
Advance Refunding Revenue
Bonds, Series B,
1.81%, 01/01/30 ........... 4,656,770
3,400,000 New Jersey Turnpike Authority
Current Refunding Revenue
Bonds, Series C,
5.00%, 01/01/30 ........... 3,969,960
2,380,000 New Jersey Turnpike Authority
Current Refunding Revenue
Bonds, Series C,
5.00%, 01/01/25 ........... 2,497,616
2,775,000 New Jersey Turnpike Authority
Highway Improvements Revenue
Bonds Series A,
5.00%, 01/01/27 ........... 3,058,670
2,500,000 New Jersey Turnpike Authority
Highway Improvements Revenue
Bonds Series A,
5.00%, 01/01/29 ........... 2,755,262

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Principal
Amount Value
New Jersey (continued)
$ 2,145,000 New Jersey Turnpike Authority
Highway Improvements Revenue
Bonds Series A,
5.00%, 01/01/29 ........... $ 2,219,632
3,750,000 New Jersey Turnpike Authority
Highway Improvements Revenue
Bonds, Series B,
5.00%, 01/01/42 ........... 4,173,065
12,000,000 New Jersey Turnpike Authority
Highway Improvements Revenue
Bonds, Series B,
5.00%, 01/01/46 ........... 13,212,884
3,250,000 New Jersey Turnpike Authority
Highway Improvements Revenue
Bonds, Series E,
5.00%, 01/01/32 ........... 3,413,078
3,000,000 New Jersey Turnpike Authority
Highway Improvements Revenue
Bonds, Series E,
5.00%, 01/01/33 ........... 3,144,850
4,000,000 New Jersey Turnpike Authority
Highway Improvements Revenue
Bonds,Series A,
5.00%, 01/01/34 ........... 4,365,948
2,000,000 Rutgers The State University of New
Jersey Advance Refunding
Revenue Bonds, Series S,
1.66%, 05/01/28 ........... 1,726,572
20,000,000 State of New Jersey COVID-19 GO,
Series A,
5.00%, 06/01/24 ........... 20,670,506
179,752,758
New Mexico — 0.3%
1,000,000 Hobbs School District No 16 School
Improvements GO, Series A,
(State Aid Withholding),
5.00%, 09/15/28(a) ......... 1,040,851
10,000,000 New Mexico Finance Authority Public
Improvements Revenue Bonds,
Series A,
5.00%, 06/15/30 ........... 11,827,034
12,867,885
New York — 15.1%
10,000,000 City of New York Current Refunding
GO, Series B-1,
5.00%, 08/01/23 ........... 10,128,070
10,000,000 City of New York Current Refunding
GO, Series B-1,
5.00%, 08/01/24 ........... 10,389,438
Principal
Amount Value
New York (continued)
$ 5,000,000 City of New York Current Refunding
GO, Series B-1,
5.00%, 08/01/25 ........... $ 5,339,110
5,000,000 City of New York Current Refunding
GO, Series B-1,
5.00%, 08/01/26 ........... 5,482,328
5,000,000 City of New York Current Refunding
GO, Series B-1,
5.00%, 08/01/28 ........... 5,733,435
15,000,000 City of New York Current Refunding
GO, Series E,
5.00%, 08/01/23 ........... 15,192,105
9,400,000 City of New York Current Refunding
GO, Series E,
5.00%, 08/01/24 ........... 9,766,072
20,000,000 City of New York Public
Improvements GO, Sub-Series
D-3,
5.00%, 08/01/38(c) ......... 20,186,696
2,135,000 City of New York Public
Improvements GO, Sub-Series
F-1,
5.00%, 03/01/24 ........... 2,139,731
5,000,000 City of New York Refunding GO,
Series I,
5.00%, 08/01/25 ........... 5,061,796
9,450,000 City of New York Refunding GO,
Series J, Sub-Series J11,
5.00%, 08/01/25(c) ......... 10,090,918
2,055,000 Metropolitan Transportation Authority
Advance Refunding Revenue
Bonds, Series A,
5.25%, 11/15/31 ........... 2,255,565
3,545,000 New York City Municipal Water
Finance Authority Current
Refunding Revenue Bonds, Series
AA,
5.00%, 06/15/24 ........... 3,673,782
6,200,000 New York City Municipal Water
Finance Authority Improvements
Revenue Bonds, Series BB-2,
5.00%, 06/15/25 ........... 6,335,853
1,000,000 New York City Municipal Water
Finance Authority Refunding
Revenue Bonds, Series DD-2,
5.00%, 06/15/25 ........... 1,021,912
2,045,000 New York City Transitional Finance
Authority Building Aid Pre-
refunded Revenue Bonds, Series
S, (State Aid Withholding),
5.00%, 07/15/24(a) ......... 2,119,704

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Principal
Amount Value
New York (continued)
$ 10,000,000 New York City Transitional Finance
Authority Building Aid Revenue
Current Refunding Revenue
Bonds, Series S-1A, (State Aid
Withholding),
5.00%, 07/15/30 ........... $ 11,944,146
5,000,000 New York City Transitional Finance
Authority Building Aid Revenue
Current Refunding Revenue
Bonds, Series S-1A, (State Aid
Withholding),
5.00%, 07/15/31 ........... 6,085,722
10,000,000 New York City Transitional Finance
Authority Building Aid Revenue
Current Refunding Revenue
Bonds, Series S-1A, (State Aid
Withholding),
5.00%, 07/15/32 ........... 12,345,108
9,175,000 New York City Transitional Finance
Authority Building Aid Revenue
Current Refunding Revenue
Bonds, Sub-Series S, (State Aid
Withholding),
5.00%, 07/15/33 ........... 11,292,718
1,850,000 New York City Transitional Finance
Authority Building Aid Revenue
Refunding Revenue Bonds,
Sub-Series S-4A, (State Aid
Withholding),
5.00%, 07/15/25 ........... 1,973,032
1,350,000 New York City Transitional Finance
Authority Future Tax Secured
Advanced Refunding Revenue
Bonds, Series C,
5.00%, 11/01/23 ........... 1,376,514
3,585,000 New York City Transitional Finance
Authority Future Tax Secured
Current Refunding Revenue
Bonds,
5.00%, 11/01/26 ........... 3,957,800
3,000,000 New York City Transitional Finance
Authority Future Tax Secured
Current Refunding Revenue
Bonds,
5.00%, 11/01/27 ........... 3,393,154
7,465,000 New York City Transitional Finance
Authority Future Tax Secured
Current Refunding Revenue
Bonds,
5.00%, 11/01/28 ........... 8,640,773
Principal
Amount Value
New York (continued)
$ 5,000,000 New York City Transitional Finance
Authority Future Tax Secured
Current Refunding Revenue
Bonds,
5.00%, 11/01/29 ........... $ 5,909,498
10,000,000 New York City Transitional Finance
Authority Future Tax Secured
Current Refunding Revenue
Bonds,
5.00%, 11/01/30 ........... 12,029,333
8,450,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Cash Flow Management
Revenue Bonds, Series F-1,
5.00%, 02/01/40 ........... 9,633,211
9,000,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Public Improvements
Revenue Bonds,
5.00%, 02/01/31 ........... 9,921,560
4,210,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Public Improvements
Revenue Bonds, Series D1,
5.00%, 02/01/29 ........... 4,315,568
14,000,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Public Improvements
Revenue Bonds, Sub-Series D-2,
5.00%, 11/01/28 ........... 14,296,790
15,000,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Public Improvements
Revenue Bonds, Sub-Series D-2,
5.05%, 11/01/29 ........... 15,378,625
15,000,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Public Improvements
Revenue Bonds, Sub-Series D-2,
5.15%, 11/01/30 ........... 15,488,324
10,000,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Public Improvements
Revenue Bonds, Sub-Series D-2,
5.25%, 11/01/31 ........... 10,420,119
14,000,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Public Improvements
Revenue Bonds, Sub-Series D-2,
5.35%, 11/01/32 ........... 14,714,630

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Principal
Amount Value
New York (continued)
$ 9,100,000 New York State Dormitory Authority
Advance Refunding Revenue
Bonds, Series A,
5.00%, 03/15/23 ........... $ 9,128,645
2,000,000 New York State Dormitory Authority
Advance Refunding Revenue
Bonds, Series E,
5.00%, 03/15/31 ........... 2,134,957
5,000,000 New York State Dormitory Authority
Public Improvements Revenue
Bonds, Series B,
5.00%, 02/15/28 ........... 5,259,761
4,660,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
A,
5.00%, 02/15/26(a) ......... 4,789,051
12,000,000 New York State Dormitory Authority
School Improvement Revenue
Bonds, Group 2, Series A,
5.00%, 03/15/29 ........... 13,647,990
5,200,000 New York State Dormitory Authority
School Improvement Revenue
Bonds, Series A,
5.00%, 03/15/25(a) ......... 5,354,595
6,290,000 New York State Dormitory Authority
School Improvement Revenue
Bonds, Series A,
5.00%, 03/15/27 ........... 7,015,718
10,000,000 New York State Dormitory Authority
School Improvement Revenue
Bonds, Series C,
5.00%, 03/15/27 ........... 11,153,764
5,000,000 New York State Dormitory
Authority University & College
Improvements Revenue Bonds,
Series A,
5.00%, 03/15/25 ........... 5,288,138
5,000,000 New York State Dormitory
Authority University & College
Improvements Revenue Bonds,
Series A,
5.00%, 03/15/26 ........... 5,426,023
5,000,000 New York State Dormitory
Authority University & College
Improvements Revenue Bonds,
Series A,
5.00%, 03/15/28 ........... 5,688,927
Principal
Amount Value
New York (continued)
$ 4,000,000 New York State Dormitory
Authority University & College
Improvements Revenue Bonds,
Series A,
5.00%, 03/15/29 ........... $ 4,644,821
4,500,000 New York State Dormitory
Authority University & College
Improvements Revenue Bonds,
Series A,
5.00%, 03/15/30 ........... 5,322,778
1,750,000 New York State Dormitory Authority
University and College
Improvements Revenue Bonds,
Series A,
5.00%, 03/15/26(a) ......... 1,802,027
7,500,000 New York State Environmental
Facilities Corp. Current
Refunding Revenue Bonds,
5.00%, 06/15/29 ........... 8,796,512
5,000,000 New York State Environmental
Facilities Corp. Current
Refunding Revenue Bondss,
5.00%, 06/15/29 ........... 5,172,024
10,000,000 New York State Thruway Authority
Transit Improvements Revenue
Bonds, Series A,
5.00%, 03/15/39 ........... 11,401,549
40,000 New York State Urban Development
Corp. Advance Refunding
Revenue Bonds, Series A,
5.00%, 03/15/25 ........... 42,207
2,000,000 New York State Urban Development
Corp. Advance Refunding
Revenue Bonds, Series A,
5.00%, 03/15/24 ........... 2,059,760
2,105,000 New York State Urban Development
Corp. Advance Refunding
Revenue Bonds, Series A,
5.00%, 03/15/27(a) ......... 2,282,318
5,835,000 New York State Urban Development
Corp. Advance Refunding
Revenue Bonds, Series B,
5.00%, 03/15/25 ........... 6,166,277
11,970,000 New York State Urban Development
Corp. Correctional Facilities
Improvements Revenue Bonds,
5.00%, 09/15/28 ........... 13,789,068
10,000,000 New York State Urban Development
Corp. Correctional Facilities
Improvements Revenue Bonds,
5.00%, 03/15/30 ........... 11,864,600

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Principal
Amount Value
New York (continued)
$ 10,000,000 New York State Urban Development
Corp. Correctional Facilities
Improvements Revenue Bonds,
5.00%, 03/15/31 ........... $ 12,090,727
10,000,000 New York State Urban Development
Corp. Correctional Facilities
Improvements Revenue Bonds,
5.00%, 03/15/32 ........... 12,282,772
1,000,000 New York State Urban Development
Corp. Current Refunding
Revenue Bonds, Series A,
5.00%, 03/15/28 ........... 1,069,059
9,000,000 New York State Urban Development
Corp. Economic Improvements
Revenue Bonds,
5.00%, 03/15/28 ........... 10,254,126
10,000,000 New York State Urban Development
Corp. Economic Improvements
Revenue Bonds,
5.00%, 03/15/32 ........... 11,938,121
5,715,000 Port Authority of New York & New
Jersey Refunding Revenue Bonds,
Series 179,
5.00%, 12/01/27 ........... 5,836,012
5,880,000 Port Authority of New York & New
Jersey Refunding Revenue Bonds,
Series 179,
5.00%, 12/01/28 ........... 6,004,016
5,255,000 Port Authority of New York & New
Jersey Refunding Revenue Bonds,
Series 221,
5.00%, 07/15/27 ........... 5,710,745
5,750,000 Port Authority of New York & New
Jersey Refunding Revenue Bonds,
Series 221,
5.00%, 07/15/29 ........... 6,434,812
10,000,000 Triborough Bridge & Tunnel Authority
Highway Improvements Revenue
Bonds, Series A,
1.65%, 11/01/41(b) ......... 10,000,000
3,500,000 Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds,
5.00%, 05/15/27 ........... 3,918,278
7,000,000 Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds,
5.00%, 05/15/31 ........... 8,500,562
5,040,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5.00%, 06/15/25 ........... 5,087,559
Principal
Amount Value
New York (continued)
$ 5,000,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5.00%, 06/15/27 ........... $ 5,314,253
10,000,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5.00%, 06/15/28 ........... 10,943,307
10,000,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5.00%, 06/15/29 ........... 11,196,891
6,500,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5.00%, 06/15/30 ........... 7,441,241
10,210,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5.00%, 06/15/31 ........... 11,951,764
10,000,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5.00%, 06/15/32 ........... 11,954,532
594,193,427
North Carolina — 2.5%
2,500,000 Charlotte-Mecklenburg Hospital
Authority Current Refunding
Revenue Bonds, Series A,
5.00%, 01/15/30 ........... 2,912,429
5,310,000 Charlotte-Mecklenburg Hospital
Authority Current Refunding
Revenue Bonds, Series A,
5.00%, 01/15/31 ........... 6,298,314
5,000,000 City of Charlotte NC Water & Sewer
System Revenue Refunding
Revenue Bonds, Series A,
5.00%, 07/01/30 ........... 5,990,141
5,000,000 City of Charlotte NC Water & Sewer
System Revenue Refunding
Revenue Bonds, Series A,
5.00%, 07/01/31 ........... 6,107,308
10,000,000 County of Mecklenburg School
Improvements GO,
5.00%, 09/01/29 ........... 11,779,449
7,720,000 County of Wake School Improvements
GO, Series A,
5.00%, 02/01/28 ........... 8,787,638

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Principal
Amount Value
North Carolina (continued)
$ 8,580,000 County of Wake School Improvements
GO, Series A,
5.00%, 02/01/29 ........... $ 9,985,943
8,600,000 County of Wake School Improvements
GO, Series A,
5.00%, 02/01/30 ........... 10,215,427
10,000,000 State of North Carolina Advance
Refunding Revenue Bonds, Series
B,
5.00%, 05/01/23 ........... 10,062,106
1,000,000 State of North Carolina Advance
Refunding Revenue Bonds, Series
B,
5.00%, 05/01/24 ........... 1,032,991
3,250,000 State of North Carolina Highway
Improvements Revenue Bonds,
5.00%, 03/01/25 ........... 3,428,846
2,750,000 State of North Carolina Highway
Improvements Revenue Bonds,
5.00%, 03/01/28 ........... 3,120,570
2,000,000 State of North Carolina Highway
Improvements Revenue Bonds,
Series A,
5.00%, 05/01/25 ........... 2,121,825
3,250,000 State of North Carolina Highway
Improvements Revenue Bonds,
Series A,
5.00%, 05/01/27 ........... 3,629,344
3,000,000 State of North Carolina Highway
Improvements Revenue Bonds,
Series A,
5.00%, 05/01/31 ........... 3,625,444
7,600,000 State of North Carolina Highway
Improvements Revenue Bonds,
Series B,
5.00%, 05/01/28 ........... 8,687,676
97,785,451
Ohio — 2.2%
1,000,000 Central Ohio Solid Waste Authority
Advance Refunding GO,
5.00%, 12/01/24 ........... 1,049,012
2,225,000 City of Columbus Advance Refunding
GO, Series 2017-1,
5.00%, 04/01/24 ........... 2,293,390
1,000,000 County of Hamilton Sewer System
Refunding Revenue Bonds, Series
A,
5.00%, 12/01/26 ........... 1,048,275
Principal
Amount Value
Ohio (continued)
$ 1,515,000 County of Hamilton Sewer System
Refunding Revenue Bonds, Series
A,
5.00%, 12/01/27 ........... $ 1,588,137
3,000,000 Ohio Water Development Authority
Revenue Bonds,
5.00%, 06/01/26 ........... 3,277,724
10,000,000 Ohio Water Development Authority
Water Pollution Control Loan
Fund Revenue Bond, Series
2015-A,
5.00%, 12/01/24 ........... 10,484,594
10,285,000 Ohio Water Development Authority
Water Utility Improvements
Revenue Bonds,
5.00%, 06/01/28 ........... 11,707,142
14,000,000 Ohio Water Development Authority
Water Utility Improvements
Revenue Bonds, Series A,
5.00%, 06/01/29 ........... 16,283,242
3,575,000 Ohio Water Development Authority
Water Utility Improvements
Revenue Bonds, Series B,
5.00%, 06/01/26 ........... 3,905,954
10,000,000 State of Ohio Advance Refunding GO,
Series A,
5.00%, 12/15/24 ........... 10,506,634
1,690,000 State of Ohio Department
of Administration
Telecommunications
Improvements COP,
5.00%, 09/01/24 ........... 1,758,493
1,445,000 State of Ohio Department
of Administration
Telecommunications
Improvements COP,
5.00%, 09/01/24 ........... 1,503,563
1,500,000 State of Ohio Highway Improvements
Revenue Bonds, Series 2022-1,
5.00%, 12/15/23 ........... 1,533,652
2,250,000 State of Ohio Highway Improvements
Revenue Bonds, Series 2022-1,
5.00%, 12/15/24 ........... 2,360,609
1,200,000 State of Ohio Highway Improvements
Revenue Bonds, Series 2022-1,
5.00%, 12/15/25 ........... 1,291,948
1,100,000 State of Ohio Highway Improvements
Revenue Bonds, Series 2022-1,
5.00%, 12/15/26 ........... 1,213,762

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Principal
Amount Value
Ohio (continued)
$ 1,000,000 State of Ohio Highway Improvements
Revenue Bonds, Series 2022-1,
5.00%, 12/15/31 ........... $ 1,194,675
2,000,000 State of Ohio Mental Health Facility
Improvements Revenue Bonds,
Series A,
5.00%, 06/01/25 ........... 2,122,033
5,000,000 State of Ohio School Improvements
GO, Series B,
5.00%, 06/15/23 ........... 5,049,042
5,445,000 State of Ohio University and College
Improvements GO, Series A,
5.00%, 05/01/28 ........... 5,780,369
85,952,250
Oklahoma — 0.5%
5,675,000 Oklahoma City Water Utilities Trust
Advance Refunding Revenue
Bonds,
3.68%, 07/01/29 ........... 5,525,936
2,000,000 Oklahoma Turnpike Authority
Refunding Revenue Bonds, Series
A,
5.00%, 01/01/26 ........... 2,151,179
2,000,000 Oklahoma Turnpike Authority
Refunding Revenue Bonds, Series
A,
5.00%, 01/01/28 ........... 2,248,183
5,000,000 Oklahoma Turnpike Authority
Refunding Revenue Bonds, Series
D,
5.00%, 01/01/26 ........... 5,377,948
2,985,000 Oklahoma Turnpike Authority
Refunding Revenue Bonds, Series
D,
5.00%, 01/01/28 ........... 3,355,413
18,658,659
Oregon — 0.9%
5,000,000 City of Portland Sewer System
Revenue Sewer Improvements
Revenue Bonds, Series A,
5.00%, 03/01/30 ........... 5,891,740
5,000,000 Port of Portland Airport & Marina
Improvements Revenue Bonds,
Series 28,
5.00%, 07/01/32 ........... 5,769,305
5,000,000 Port of Portland Airport & Marina
Improvements Revenue Bonds,
Series 28,
5.00%, 07/01/33 ........... 5,726,307
Principal
Amount Value
Oregon (continued)
$ 3,290,000 State of Oregon Advance Refunding
GO, Series M,
5.00%, 11/01/23 ........... $ 3,355,357
2,000,000 State of Oregon Department of
Transportation Highway
Improvements Revenue Bonds,
Series A,
5.00%, 11/15/40 ........... 2,313,654
10,350,000 State of Oregon Facilities
Improvements GO, Series A,
5.00%, 05/01/25 ........... 10,980,444
34,036,807
Pennsylvania — 1.8%
10,000,000 Commonwealth of Pennsylvania
Advance Refunding GO,
5.00%, 07/15/26 ........... 10,914,078
8,245,000 General Authority of Southcentral
Pennsylvania Pre-refunded
Refunding Revenue Bonds, Series
A,
5.00%, 06/01/44(a) ......... 8,531,318
7,870,000 Pennsylvania Higher Educational
Facilities Authority Advance
Refunding Revenue Bonds, Series
B,
5.00%, 10/01/23 ........... 8,007,304
3,500,000 Pennsylvania Intergovernmental
Cooperation Authority Special
Tax Revenue Refunding Bonds,
5.00%, 06/15/23 ........... 3,533,548
1,700,000 Philadelphia Authority for Industrial
Development Refunding Revenue
Bonds,
5.00%, 07/01/25 ........... 1,805,312
7,000,000 Philadelphia Authority for Industrial
Development Refunding Revenue
Bonds,
5.00%, 07/01/26 ........... 7,625,463
5,890,000 Philadelphia Authority for Industrial
Development Refunding Revenue
Bonds,
5.00%, 07/01/27 ........... 6,566,994
6,275,000 Philadelphia Authority for Industrial
Development Refunding Revenue
Bonds,
5.00%, 07/01/28 ........... 7,151,404
8,500,000 Philadelphia Authority for Industrial
Development Refunding Revenue
Bonds,
5.00%, 07/01/29 ........... 9,884,325

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Principal
Amount Value
Pennsylvania (continued)
$ 6,500,000 Philadelphia Authority for Industrial
Development Refunding Revenue
Bonds,
5.00%, 07/01/30 ........... $ 7,684,385
71,704,131
Rhode Island — 0.2%
6,950,000 Rhode Island Commerce Corp. Grant
Anticipation Current Refunding
Revenue, Series A,
5.00%, 06/15/23 ........... 7,010,415
1,045,000 State of Rhode Island Advance
Refunding COP, Series D,
5.00%, 04/01/25 ........... 1,101,572
1,010,000 State of Rhode Island University &
College Improvements COP,
Series A,
5.00%, 06/01/25 ........... 1,069,263
9,181,250
South Carolina — 0.4%
4,010,000 Darlington County School District
School Improvement GO,
(South Carolina School District
Enhancement),
5.00%, 03/01/27 ........... 4,446,918
2,950,000 Spartanburg County School District
No 5 School Improvements GO,
(South Carolina School District
Enhancement),
5.00%, 03/01/27 ........... 3,282,403
3,150,000 Spartanburg County School District
No 5 School Improvements GO,
(South Carolina School District
Enhancement),
5.00%, 03/01/28 ........... 3,589,109
3,310,000 Spartanburg County School District
No 5 School Improvements GO,
(South Carolina School District
Enhancement),
5.00%, 03/01/29 ........... 3,854,950
15,173,380
South Dakota — 0.1%
2,455,000 South Dakota Conservancy District
Water Utility Improvements
Revenue Bonds, Series B,
5.00%, 08/01/29 ........... 2,550,607
Principal
Amount Value
Tennessee — 0.1%
$ 1,000,000 County of Montgomery Advance
Refunding School Improvements
GO,
5.00%, 04/01/26 ........... $ 1,083,204
2,165,000 Tennessee State School Bond Authority
Pre-refunded Advance Refunding
Revenue Bonds, Series B, (State
Aid Intercept Program),
5.00%, 11/01/30(a) ......... 2,314,724
3,397,928
Texas — 9.7%
1,000,000 Alamo Community College
District University & College
Improvements GO,
5.00%, 02/15/24 ........... 1,026,276
2,000,000 Alamo Community College
District University & College
Improvements GO,
5.00%, 02/15/26 ........... 2,160,434
2,500,000 Alamo Community College
District University & College
Improvements GO,
5.00%, 02/15/27 ........... 2,765,452
2,000,000 Alamo Community College
District University & College
Improvements GO,
5.00%, 02/15/28 ........... 2,262,223
3,000,000 Alamo Community College
District University & College
Improvements GO,
5.00%, 02/15/30 ........... 3,532,008
1,335,000 Allen Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 02/15/23 ........... 1,336,228
1,720,000 Alvin Independent School District
Improvements Refunding GO,
Series A, (PSF-GTD),
5.00%, 02/15/26 ........... 1,861,133
1,315,000 Austin Community College District
Refunding GO,
5.00%, 08/01/27 ........... 1,436,739
7,000,000 Board of Regents of the University of
Texas System Advance Refunding
Revenue Bonds, Series C,
5.00%, 08/15/26 ........... 7,675,752
5,000,000 Board of Regents of the University of
Texas System Refunding Revenue
Bonds, Series A,
5.00%, 08/15/32 ........... 6,170,561

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Principal
Amount Value
Texas (continued)
$ 1,065,000 Board of Regents of the University of
Texas System Refunding Revenue
Bonds, Series A,
5.00%, 08/15/29 ........... $ 1,102,018
4,000,000 Board of Regents of the University
of Texas System University and
College Improvements Revenue,
Series D,
5.00%, 08/15/23 ........... 4,057,769
1,075,000 Bonham Independent School District
Improvements GO, (PSF-GTD),
5.00%, 08/01/27 ........... 1,175,279
1,465,000 City of Austin Public Improvements
GO,
5.00%, 09/01/26 ........... 1,527,163
2,000,000 City of Austin TX Airport System
Revenue Airport & Marina
Improvements Revenue Bonds,
5.00%, 11/15/25 ........... 2,112,220
5,000,000 City of Austin TX Airport System
Revenue Airport & Marina
Improvements Revenue Bonds,
5.00%, 11/15/28 ........... 5,544,690
1,250,000 City of Austin TX Airport System
Revenue Airport & Marina
Improvements Revenue Bonds,
5.00%, 11/15/32 ........... 1,442,538
1,000,000 City of Austin TX Water &
Wastewater System Revenue
Current Refunding Revenue
Bonds,
5.00%, 11/15/27 ........... 1,126,266
2,185,000 City of Austin TX Water &
Wastewater System Revenue
Current Refunding Revenue
Bonds,
5.00%, 11/15/30 ........... 2,606,233
1,000,000 City of Austin TX Water &
Wastewater System Revenue
Current Refunding Revenue
Bonds,
5.00%, 11/15/35 ........... 1,187,370
4,000,000 City of Austin TX Water &
Wastewater System Revenue
Current Refunding Revenue
Bonds,
5.00%, 11/15/26 ........... 4,401,540
5,000,000 City of Austin Water & Wastewater
System Advance Refunding
Revenue Bonds,
5.00%, 11/15/29 ........... 5,500,903
Principal
Amount Value
Texas (continued)
$ 4,020,000 City of College Station Improvements
Advance Refunding GO,
5.00%, 02/15/25 ........... $ 4,231,311
2,075,000 City of Denton Public Improvements
GO,
5.00%, 02/15/23 ........... 2,076,885
1,715,000 City of Denton Public Improvements
GO,
5.00%, 02/15/24 ........... 1,760,776
1,290,000 City of Denton Public Improvements
GO,
5.00%, 02/15/28 ........... 1,386,793
5,000,000 City of El Paso TX Water &
Sewer Revenue Water Utility
Improvements Revenue Bonds,
5.00%, 03/01/30 ........... 5,870,300
1,250,000 City of El Paso Water & Sewer
Refunding Revenue Bonds,
5.00%, 03/01/26(a) ......... 1,281,028
5,145,000 City of Fort Worth Water & Sewer
System Improvements Refunding
Revenue Bonds,
5.00%, 02/15/25 ........... 5,421,758
2,460,000 City of Houston TX Airport System
Revenue Refunding Revenue
Bonds, Sub-Series B,
5.00%, 07/01/27 ........... 2,742,751
3,000,000 City of Houston TX Airport System
Revenue Refunding Revenue
Bonds, Sub-Series B,
5.00%, 07/01/28 ........... 3,418,998
5,500,000 City of Houston TX Airport System
Revenue Refunding Revenue
Bonds, Sub-Series C,
1.05%, 07/01/23 ........... 5,413,717
2,360,000 City of McKinney Waterworks &
Sewer System Revenue Sewer
Improvements Refunding
Revenue Bonds,
5.00%, 03/15/26 ........... 2,547,730
1,180,000 City of Plano Waterworks &
Sewer System Water Utility
Improvement Revenue Bonds,
5.00%, 05/01/26 ........... 1,283,820
1,195,000 Connally Independent School District
Refunding GO, (PSF-GTD),
5.00%, 08/15/25 ........... 1,272,540
10,000,000 Conroe Independent School District
Current Refunding GO, Series A,
(PSF-GTD),
5.00%, 02/15/28 ........... 11,351,935

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Principal
Amount Value
Texas (continued)
$ 2,130,000 County of Bexar Advance Refunding
GO,
5.00%, 06/15/26 ........... $ 2,262,856
7,500,000 County of Bexar Advance Refunding
GO,
5.00%, 06/15/29(a) ......... 8,191,930
1,485,000 County of Harris Current Refunding
GO, Series A,
5.00%, 10/01/24 ........... 1,550,683
1,850,000 County of Williamson Limited Tax
Advance Refunding GO,
5.00%, 02/15/24 ........... 1,899,571
1,000,000 County of Williamson Public
Improvements GO,
5.00%, 02/15/25 ........... 1,053,383
5,500,000 Cypress-Fairbanks Independent School
District Current Refunding GO,
(PSF-GTD),
5.00%, 02/15/35 ........... 6,553,129
7,715,000 Denton Independent School District
Advance Refunding GO,
(PSF-GTD),
5.00%, 08/15/26(a) ......... 8,099,209
2,500,000 Denton Independent School District
Advance Refunding GO,
(PSF-GTD),
5.00%, 08/15/29 ........... 2,692,149
1,085,000 Denver City Independent School
District School Building GO,
Series A, (PSF-GTD),
5.00%, 02/15/25 ........... 1,140,704
2,780,000 Eagle Mountain & Saginaw
Independent School District
Current Refunding GO,
(PSF-GTD),
5.00%, 08/15/24 ........... 2,893,716
1,835,000 Eagle Mountain & Saginaw
Independent School District
Refunding GO, (PSF-GTD),
5.00%, 08/15/27 ........... 1,978,275
1,500,000 El Paso Independent School District
Refunding GO, (PSF-GTD),
5.00%, 08/15/25 ........... 1,561,358
3,000,000 Fort Bend Independent School
District Refunding GO, Series A,
(PSF-GTD),
5.00%, 08/15/23 ........... 3,041,392
1,400,000 Fort Bend Independent School
District Refunding GO, Series A,
(PSF-GTD),
5.00%, 08/15/24 ........... 1,455,325
Principal
Amount Value
Texas (continued)
$ 2,000,000 Fort Bend Independent School
District Refunding GO, Series A,
(PSF-GTD),
5.00%, 08/15/25 ........... $ 2,135,894
1,395,000 Frenship Independent School District
Refunding GO, (PSF-GTD),
5.00%, 02/15/26(a) ......... 1,431,748
1,285,000 Goose Creek Consolidated
Independent School District
Current Refunding GO, Series A,
(PSF-GTD),
5.00%, 02/15/25 ........... 1,353,597
8,000,000 Grand Parkway Transportation Corp.
Highway Improvements Revenue
Bonds, Series A,
5.50%, 04/01/53(a) ......... 8,158,799
1,990,000 Harlandale Independent School
District Current Refunding GO,
Series A, (PSF-GTD),
5.00%, 02/15/24 ........... 2,042,290
5,000,000 Harris County Flood Control District
Refunding Revenue Bonds, Series
A,
5.00%, 10/01/23 ........... 5,087,233
2,455,000 Irving Independent School District
Advance Refunding GO,
(PSF-GTD),
5.00%, 02/15/24 ........... 2,520,782
10,000,000 Lone Star College System Advance
Refunding GO,
5.00%, 02/15/29 ........... 10,747,295
1,860,000 Longview Independent School
District Advance Refunding GO,
(PSF-GTD),
5.00%, 02/15/23 ........... 1,861,745
1,050,000 Longview Independent School
District Current Refunding GO,
(PSF-GTD),
5.00%, 02/15/23 ........... 1,050,985
3,410,000 Manor Independent School District
Advance Refunding GO,
(PSF-GTD),
5.00%, 08/01/24 ........... 3,539,729
1,060,000 Mesquite Independent School District
Advance Refunding GO, Series A,
(PSF-GTD),
5.00%, 08/15/24 ........... 1,101,563
1,435,000 Mesquite Independent School District
Advance Refunding GO, Series B,
(PSF-GTD),
5.00%, 08/15/23 ........... 1,455,262

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Principal
Amount Value
Texas (continued)
$ 3,000,000 Northwest Independent School
District Refunding GO, Series B,
(PSF-GTD),
5.00%, 02/15/23 ........... $ 3,002,770
2,525,000 Northwest Independent School
District Refunding GO, Series B,
(PSF-GTD),
5.00%, 02/15/25 ........... 2,658,242
1,145,000 Palestine Independent School District
Advance Refunding GO,
(PSF-GTD),
5.00%, 02/15/23 ........... 1,146,002
1,220,000 Palestine Independent School District
Advance Refunding GO,
(PSF-GTD),
5.00%, 02/15/28 ........... 1,311,912
19,045,000 Permanent University Fund - Texas
A&M University System
Refunding Revenue Bonds,
5.50%, 07/01/28 ........... 20,880,753
10,000,000 Permanent University Fund -
University of Texas System
Refunding Revenue Bonds,
5.00%, 07/01/26 ........... 10,927,977
6,000,000 Permanent University Fund -
University of Texas System
Refunding Revenue Bonds,
5.00%, 07/01/27 ........... 6,716,434
6,500,000 Permanent University Fund -
University of Texas System
Refunding Revenue Bonds,
5.00%, 07/01/30 ........... 7,752,739
4,425,000 Permanent University Fund -
University of Texas System
Refunding Revenue Bonds,
5.00%, 07/01/31 ........... 5,378,338
3,500,000 Permanent University Fund -
University of Texas System
Refunding Revenue Bonds,
5.00%, 07/01/32 ........... 4,324,962
1,525,000 Plano Independent School District
School Improvement GO,
(PSF-GTD),
5.00%, 02/15/23 ........... 1,526,391
1,995,000 Port Arthur Independent School
District Advance Refunding GO,
Series B, (PSF-GTD),
5.00%, 02/15/25 ........... 2,101,090
Principal
Amount Value
Texas (continued)
$ 1,000,000 Prosper Independent School District
School Building School
Improvement GO, (PSF-GTD),
5.00%, 02/15/25 ........... $ 1,053,383
1,020,000 Roma Independent School District
Current Refunding GO,
(PSF-GTD),
5.00%, 08/15/23 ........... 1,033,471
1,075,000 Roma Independent School District
Current Refunding GO,
(PSF-GTD),
5.00%, 08/15/24 ........... 1,116,654
1,000,000 Roma Independent School District
Current Refunding GO,
(PSF-GTD),
5.00%, 08/15/25 ........... 1,065,142
1,330,000 San Antonio Independent School
District School Improvements
GO, (PSF-GTD),
5.00%, 08/15/23 ........... 1,348,422
1,000,000 Socorro Independent School District
Current Refunding GO, Series B,
(PSF-GTD),
5.00%, 08/15/25 ........... 1,051,340
7,180,000 Spring Independent School District
Advance Refunding GO, Series A,
5.00%, 08/15/28 ........... 7,838,201
5,000,000 State of Texas Current Refunding GO,
Series B,
5.00%, 08/01/25 ........... 5,331,566
2,300,000 State of Texas Highway Improvements
GO,
5.00%, 04/01/27 ........... 2,495,773
3,720,000 State of Texas Highway Improvements
GO,
5.00%, 04/01/44(a) ......... 3,828,264
5,000,000 State of Texas Public Finance Authority
Advance Refunding GO,
5.00%, 10/01/26 ........... 5,491,861
5,000,000 State of Texas Public Finance Authority
Advance Refunding GO,
2.18%, 10/01/27 ........... 4,590,464
3,200,000 State of Texas Transportation
Commission Advance Refunding
GO, Series A,
5.00%, 10/01/25 ........... 3,427,631
5,000,000 State of Texas Transportation
Commission Advance Refunding
GO, Series A,
5.00%, 10/01/28 ........... 5,344,950

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Principal
Amount Value
Texas (continued)
$ 6,500,000 State of Texas Transportation
Commission Highway
Improvement GO,
5.00%, 04/01/25 ........... $ 6,868,822
1,000,000 State of Texas, Water Financial
Assistance Refunding GO,
Subseries B-2,
5.00%, 08/01/28 ........... 1,039,995
1,000,000 Sulphur Springs Independent School
District Advance Refunding GO,
(PSF- GTD),
5.00%, 08/15/26 ........... 1,093,584
3,000,000 Texas A&M University University &
College Improvements Revenue
Bonds,
5.00%, 05/15/30 ........... 3,555,739
1,000,000 Texas State University System
University & College
Improvements Revenue Bonds,
Series A,
5.00%, 03/15/24 ........... 1,028,757
5,785,000 Texas Transportation Commission
State Highway Fund First Tier
Advance Refunding Revenue
Bonds,
5.00%, 10/01/24 ........... 6,040,877
4,250,000 Texas Transportation Commission
State Highway Fund Highway
Improvements Revenue Bonds
Series A,
5.00%, 10/01/26 ........... 4,669,656
1,100,000 Texas Water Development Board
Water Utility Improvements
Revenue Bonds,
5.00%, 08/01/27 ........... 1,230,774
1,250,000 Texas Water Development Board
Water Utility Improvements
Revenue Bonds,
5.00%, 08/01/28 ........... 1,429,873
2,300,000 Texas Water Development Board
Water Utility Improvements
Revenue Bonds,
5.00%, 08/01/30 ........... 2,726,868
1,750,000 Texas Water Development Board
Water Utility Improvements
Revenue Bonds,
5.00%, 08/01/31 ........... 2,112,098
6,665,000 Texas Water Development Board
Water Utility Improvements
Revenue Bonds,
5.00%, 08/01/25 ........... 7,106,977
Principal
Amount Value
Texas (continued)
$ 5,000,000 Texas Water Development Board
Water Utility Improvements
Revenue Bonds,
5.00%, 08/01/26 ........... $ 5,464,651
4,050,000 Texas Water Development Board
Water Utility Improvements
Revenue Bonds,
5.00%, 08/01/29 ........... 4,717,188
1,000,000 Trinity River Authority Central
Regional Wastewater System
Advance Refunding Revenue
Bonds,
5.00%, 08/01/24 ........... 1,039,094
1,000,000 Trinity River Authority Central
Regional Wastewater System
Revenue Sewer Improvements
Revenue Bonds, Series RE,
5.00%, 08/01/25 ........... 1,067,570
1,000,000 Trinity River Authority Central
Regional Wastewater System
Revenue Sewer Improvements
Revenue Bonds, Series RE,
5.00%, 08/01/32 ........... 1,219,088
1,680,000 United Independent School District
GO, (PSF-GTD),
5.00%, 08/15/23 ........... 1,703,089
2,085,000 United Independent School District
GO, (PSF-GTD),
5.00%, 08/15/25 ........... 2,228,268
2,000,000 University of Houston University &
College Improvements Revenue
Bonds, Series A,
5.00%, 02/15/34 ........... 2,393,095
3,750,000 University of Houston University &
College Improvements Revenue
Bonds, Series A,
5.00%, 02/15/35 ........... 4,441,518
5,500,000 University of Houston University &
College Improvements Revenue
Bonds, Series A,
5.00%, 02/15/38 ........... 6,305,691
1,210,000 Wichita Falls Independent School
District School Improvements
GO, Series A, (PSF-GTD),
5.00%, 02/01/23 ........... 1,210,000
382,369,743

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Principal
Amount Value
Utah — 1.2%
$ 4,975,000 City of Salt Lake City UT Airport
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/23 ........... $ 5,014,655
10,000,000 City of Salt Lake City UT Airport
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/33 ........... 11,302,323
2,500,000 City of Salt Lake City UT Airport
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/28 ........... 2,738,209
10,000,000 County of Utah Health Care Facilities
Revenue Bonds,
4.00%, 05/15/41 ........... 10,191,760
10,000,000 State of Utah Highway Improvements
GO,
5.00%, 07/01/26 ........... 10,952,176
2,300,000 University of Utah Revenue Bonds,
Series B,
5.00%, 08/01/30 ........... 2,740,832
1,800,000 University of Utah Revenue Bonds,
Series B,
5.00%, 08/01/31 ........... 2,184,825
1,300,000 University of Utah Revenue Bonds,
Series B,
5.00%, 08/01/32 ........... 1,603,446
46,728,226
Virginia — 4.5%
7,800,000 City of Harrisonburg GO, Series A,
(State Aid Withholding),
5.00%, 07/15/27 ........... 8,690,265
7,615,000 City of Harrisonburg GO, Series A,
(State Aid Withholding),
5.00%, 07/15/29 ........... 8,841,997
7,430,000 Commonwealth of Virginia Advance
Refunding GO, Series B, (State
Aid Withholding),
5.00%, 06/01/28 ........... 7,893,805
5,000,000 County of Fairfax School
Improvements GO, Series A,
(State Aid Withholding),
5.00%, 10/01/27 ........... 5,584,315
7,965,000 County of Fairfax School
Improvements GO, Series A,
(State Aid Withholding),
5.00%, 10/01/29 ........... 8,890,273
Principal
Amount Value
Virginia (continued)
$ 7,530,000 County of Loudoun Public Facilities
GO, Series A, (State Aid
Withholding),
5.00%, 12/01/26 ........... $ 8,339,016
6,880,000 Hampton Roads Sanitation District
Refunding Revenue Bonds, Sub-
Series B,
1.45%, 08/01/46(b) ......... 6,880,000
3,000,000 Hampton Roads Transportation
Accountability Commission
Highway Improvements Revenue
Bonds, Series A,
5.00%, 07/01/35 ........... 3,610,973
15,000,000 Hampton Roads Transportation
Accountability Commission
Revenue Bonds, Series A,
5.00%, 07/01/26 ........... 16,376,439
4,460,000 Loudoun County Sanitation Authority
Advance Refunding Revenue
Bonds,
5.00%, 01/01/29 ........... 4,686,407
1,170,000 Prince William County Industrial
Development Authority Public
Improvements Refunding
Revenue Bonds, Series A,
5.00%, 10/01/24 ........... 1,220,968
5,725,000 Virginia College Building Authority
University & College
Improvements Revenue Bonds,
5.00%, 02/01/27 ........... 6,350,355
5,000,000 Virginia College Building Authority
University & College
Improvements Revenue Bonds,
5.00%, 02/01/28 ........... 5,681,297
6,540,000 Virginia College Building Authority
University & College
Improvements Revenue Bonds,
5.00%, 02/01/29 ........... 7,571,710
3,375,000 Virginia College Building Authority
University & College
Improvements Revenue Bonds,
5.00%, 02/01/31 ........... 4,055,251
2,000,000 Virginia College Building Authority
University & College
Improvements Revenue Bonds,
5.00%, 02/01/32 ........... 2,441,035
5,000,000 Virginia College Building Authority
University & College
Improvements Revenue Bonds,
5.00%, 02/01/38 ........... 5,832,155

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Principal
Amount Value
Virginia (continued)
$ 10,000,000 Virginia College Building Authority
University & College
Improvements Revenue Bonds,
5.00%, 02/01/39 ........... $ 11,611,184
5,375,000 Virginia Commonwealth
Transportation Board Advance
Refunding Revenue Bonds, Series
A,
5.00%, 05/15/28 ........... 6,056,390
5,000,000 Virginia Commonwealth
Transportation Board Transit
Improvements Revenue Bonds,
5.00%, 05/15/27 ........... 5,390,651
8,000,000 Virginia Public Building Authority
Public Facilities Revenue Bonds,
Series A, Group 1,
5.00%, 08/01/24 ........... 8,319,963
4,450,000 Virginia Public School Authority
Advance Refunding Revenue
Bonds,
5.00%, 08/01/24 ........... 4,623,968
9,000,000 Virginia Public School Authority
Current Refunding Revenue
Bonds, Series B,
5.00%, 08/01/23 ........... 9,115,711
2,280,000 Virginia Public School Authority
School Improvements Revenue
Bonds, Series 2022, (State Aid
Withholding),
5.00%, 02/01/27 ........... 2,530,898
3,325,000 Virginia Public School Authority
School Improvements Revenue
Bonds, Series 2022, (State Aid
Withholding),
5.00%, 02/01/28 ........... 3,779,754
3,410,000 Virginia Public School Authority
School Improvements Revenue
Bonds, Series 2022, (State Aid
Withholding),
5.00%, 02/01/29 ........... 3,962,509
4,230,000 Virginia Public School Authority
School Improvements Revenue
Bonds, Series 2022, (State Aid
Withholding),
5.00%, 02/01/30 ........... 5,006,438
2,000,000 Virginia Resources Authority Advance
Refunding Revenue,
5.00%, 11/01/26 ........... 2,207,217
175,550,944
Principal
Amount Value
Washington — 7.4%
$ 5,000,000 Central Puget Sound Regional Transit
Authority Current Refunding
Revenue Bonds, Series S-1,
5.00%, 11/01/24 ........... $ 5,229,096
10,000,000 Central Puget Sound Regional Transit
Authority Current Refunding
Revenue Bonds, Series S-1,
5.00%, 11/01/30 ........... 11,974,100
10,000,000 Central Puget Sound Regional Transit
Authority Current Refunding
Revenue Bonds, Series S-1,
5.00%, 11/01/31 ........... 12,189,750
1,050,000 Chelan County School District
No 228 Cascade School
Improvements GO, (School
Board GTY),
5.00%, 12/01/26 ........... 1,140,493
1,600,000 Clark County Public Utility District
No 1 Refunding Revenue Bonds,
5.00%, 01/01/27 ........... 1,717,666
1,035,000 County of King Refunding GO,
5.00%, 07/01/25 ........... 1,088,913
5,395,000 County of King Refunding GO,
5.00%, 07/01/26 ........... 5,668,871
9,000,000 County of King School District
No 411 Issaquah School
Improvement GO, (School Board
GTY),
5.00%, 12/01/32 ........... 10,041,655
10,000,000 County of King Sewer Improvements
GO, Series A,
5.00%, 01/01/30 ........... 11,781,076
8,000,000 County of King WA Sewer Revenue
Sewer Improvement Revenue
Bonds, Series B,
5.00%, 07/01/29 ........... 9,138,170
10,000,000 Energy Northwest Advance Refunding
Revenue Bonds, Series A,
5.00%, 07/01/27 ........... 10,921,075
5,000,000 Port of Seattle Airport & Marina
Improvements Refunding
Revenue Bonds, Series C,
5.00%, 08/01/29 ........... 5,592,749
5,000,000 Port of Seattle Refunding GO,
5.00%, 06/01/24 ........... 5,176,302
5,000,000 Snohomish County School District
No 201 Refunding GO, (School
Board GTY),
5.00%, 12/01/25 ........... 5,176,302

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Principal
Amount Value
Washington (continued)
$ 6,000,000 Spokane County School District No
81 Spokane School Improvements
GO, (School Board GTY),
5.00%, 12/01/36 ........... $ 7,088,698
2,410,000 State of Washington Current
Refunding GO, Series R-2020C,
5.00%, 07/01/25 ........... 2,568,659
10,000,000 State of Washington Current
Refunding GO, Series R-2022C,
Group 1,
5.00%, 07/01/23 ........... 10,105,843
10,000,000 State of Washington Current
Refunding GO, Series R-2022C,
Group 1,
5.00%, 07/01/24 ........... 10,365,519
10,000,000 State of Washington Current
Refunding GO, Series R-2022C,
Group 1,
4.00%, 07/01/26 ........... 10,621,001
10,000,000 State of Washington Current
Refunding GO, Series R-2022D,
Group 1,
5.00%, 07/01/23 ........... 10,105,843
10,000,000 State of Washington Current
Refunding GO, Series R-2022D,
Group 1,
5.00%, 07/01/24 ........... 10,365,519
6,650,000 State of Washington Highway
Improvements GO, Series D,
5.00%, 02/01/43 ........... 7,184,870
5,475,000 State of Washington Public
Improvements GO, Series C,
5.00%, 02/01/30 ........... 5,765,645
2,760,000 State of Washington Public
Improvements GO, Series D,
5.00%, 02/01/24 ........... 2,832,240
15,635,000 State of Washington Refunding GO,
Series R-2015,
5.00%, 07/01/25 ........... 16,217,580
15,000,000 State of Washington School
Improvements GO, Series B,
Group 2,
5.00%, 02/01/38 ........... 17,579,805
15,000,000 State of Washington School
Improvements GO, Series B,
Group 2,
5.00%, 02/01/39 ........... 17,422,508
15,000,000 State of Washington School
Improvements GO, Series B,
Group 2,
5.00%, 02/01/40 ........... 17,368,487
Principal
Amount Value
Washington (continued)
$ 15,000,000 State of Washington School
Improvements GO, Series B,
Group 2,
5.00%, 02/01/41 ........... $ 17,270,270
15,000,000 State of Washington School
Improvements GO, Series B,
Group 2,
5.00%, 02/01/42 ........... 17,178,231
8,975,000 State of Washington School
Improvements GO, Series C,
5.00%, 02/01/44 ........... 10,019,569
4,435,000 Yakima County School District No 7
Yakima Advance Refunding GO,
(School Board GTY),
5.00%, 12/01/24 ........... 4,640,139
291,536,644
Wisconsin — 1.8%
4,700,000 State of Wisconsin Clean Water
Fund Leveraged Loan Portfolio
Advance Refunding Revenue
Bonds,
5.00%, 06/01/29(a) ......... 4,856,942
1,000,000 State of Wisconsin Clean Water
Fund Leveraged Loan Portfolio
Advance Refunding Revenue
Bonds, Series 1,
5.00%, 06/01/23 ........... 1,008,401
1,000,000 State of Wisconsin Current Refunding
GO, Series 4,
5.00%, 05/01/28 ........... 1,144,185
2,000,000 State of Wisconsin Current Refunding
GO, Series 4,
5.00%, 05/01/30 ........... 2,381,963
2,500,000 State of Wisconsin Current Refunding
GO, Series 4,
5.00%, 05/01/31 ........... 3,031,696
2,330,000 State of Wisconsin Current Refunding
GO, Series 4,
5.00%, 05/01/32 ........... 2,869,662
10,000,000 State of Wisconsin Current Refunding
Revenue Bonds, Series A,
5.00%, 05/01/29(a) ......... 11,137,061
1,200,000 State of Wisconsin General Fund
Advance Refunding Revenue
Bonds, Series B,
5.00%, 05/01/27(a) ......... 1,304,793
13,780,000 State of Wisconsin GO, Series A,
5.00%, 05/01/38 ........... 16,043,364

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
The following abbreviations are used in the report:
Principal
Amount Value
Wisconsin (continued)
$ 1,000,000 State of Wisconsin Refunding GO,
Series 1,
5.00%, 05/01/24 ........... $ 1,006,386
8,000,000 State of Wisconsin University &
College Improvements GO,
Series A,
5.00%, 05/01/32 ........... 9,610,124
6,000,000 Wisconsin Department of
Transportation Advance
Refunding Revenue Bonds, Series
1,
1.01%, 07/01/26 ........... 5,375,041
7,250,000 Wisconsin Health & Educational
Facilities Authority Advance
Refunding Revenue Bonds,
5.00%, 08/15/54(b) ......... 7,793,897
2,250,000 Wisconsin Health & Educational
Facilities Authority Refunding
Revenue Bonds, Series A,
5.13%, 04/15/31(a) ......... 2,262,108
69,825,623
Total Municipal Bonds
(Cost $3,819,097,911)
3,795,416,919
CORPORATE BONDS — 0.7%
United States — 0.7%
1,675,000 Andrew W Mellon Foundation (The),
Series 2020,
0.95%, 08/01/27 ........... 1,454,405
5,000,000 Baylor Scott & White Holdings, Series
2021,
0.83%, 11/15/25 ........... 4,504,558
8,000,000 Brown University, Series A,
1.91%, 09/01/30 ........... 6,724,394
5,000,000 Leland Stanford Junior University,
1.29%, 06/01/27 ........... 4,425,296
10,000,000 Yale University, Series 2020,
0.87%, 04/15/25 ........... 9,263,779
Total Corporate Bonds
(Cost $29,710,518)
26,372,432
Shares Value
INVESTMENT COMPANY — 1.4%
56,702,212 Federated Hermes Government
Obligations Fund, 4.19%(d) .. $ 56,702,212
Total Investment Company
(Cost $56,702,212)
56,702,212
TOTAL INVESTMENTS — 98.7%
(Cost $3,905,510,641)
$ 3,878,491,563
OTHER ASSETS IN EXCESS OF
LIABILITIES — 1.3%
49,535,985
NET ASSETS — 100.0%
$ 3,928,027,548
(a) These securities are pre-refunded; the date shown represents the pre-
refunded date. Bonds which are pre-refunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(b) Floating rate security. Rate shown is the rate in effect as of January
31, 2023.
(c) These securities are subject to remarketing prior to its stated
maturity, and is subject to mandatory redemption at the stated
maturity date.
(d) The rate shown represents the current yield as of January 31, 2023.
AGM — Assured Guaranty Municipal Corp.
COP — Certificates of Participation
GO — General Obligation
GTY — Guaranty
PSF-GTD — Permanent School Fund Guarantee

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Portfolio Diversification by State (Unaudited)
State:
Percentage
of Net Assets
Alabama .................................... 0.5%
Arizona ..................................... 0.7
Arkansas .................................... 0.2
California ................................... 6.8
Colorado .................................... 1.2
Connecticut ................................. 1.5
Delaware .................................... 2.2
District of Columbia ........................... 2.4
Florida ..................................... 1.8
Georgia ..................................... 4.1
Hawaii ..................................... 3.8
Illinois ..................................... 0.1
Indiana ..................................... 0.4
Iowa ....................................... 0.4
Maryland ................................... 8.2
Massachusetts ................................ 6.2
Michigan ................................... 0.4
Minnesota ................................... 1.8
Mississippi .................................. 0.3
Nebraska .................................... 0.3
New Jersey .................................. 4.6
New Mexico ................................. 0.3
New York ................................... 15.1
North Carolina ............................... 2.5
Ohio ....................................... 2.2
Oklahoma ................................... 0.5
Oregon ..................................... 0.9
Pennsylvania ................................. 1.8
Rhode Island ................................. 0.2
South Carolina ............................... 0.4
South Dakota ................................ 0.1
Tennessee ................................... 0.1
Texas ....................................... 9.7
Utah ....................................... 1.2
Virginia .................................... 4.5
Washington .................................. 7.4
Wisconsin ................................... 1.8
Other* ..................................... 3.4
100.0%
* Includes cash and equivalents, Corporate Bonds, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.